Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segments [Abstract]
Schedule of Operations Under a Single Segment of Products and Technology

Below is data relating to business segments:

	Year ended December 31, 2024
	Professional services	Products and technology	Unallocated*	Total
	USD in thousands

Revenues from external customers	28,523	1,039	-	29,562

Total revenues	28,523	1,039	-	29,562

Segment results (operating loss)**	(17,086)	(9,137)	-	(26,223)

Finance expenses, net				(10,366)

Loss before taxes on income				(36,589)
	Year ended December 31, 2023
	Professional services	Products and technology	Unallocated*	Total
	USD in thousands

Revenues from external customers	41,589	1,068	-	42,657

Total revenues	41,589	1,068	-	42,657

Segment results (operating loss)**	(30,690)	(33,153)	(13,882)	(77,725)

Finance expenses, net				6,710

Loss before taxes on income				(84,435)

*	Expenses related to RNER merger transaction and ELOC See Note 5 and Note 28 respectively.
**	In the year ended December 31, 2023, the Company recorded impairment of goodwill and intangible assets related to professional service and product and technology segments in the amount of $12,735 thousand and $2,523 thousand, respectively.

Schedule of Revenues

Year ended December 31, 2024

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	27,808	699	1,055	-	29,562

Year ended December 31, 2023

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	40,364	334	1,669	290	42,657

Schedule of Turnover with Main Customers

Main customers:

Year ended December 31, 2024
USD in thousands
Turnover with main customers (1):
Customer A	2,373
Customer B	2,104

4,477

(1) Customers in the Professional Services segment.

% of total sales

Customer A	8.02%
Customer B	7.11%
15.13%
Year ended December 31, 2023
USD in thousands
Turnover with main customers (1):
Customer A	7,602
Customer B	4,726

12,328

(1) Customers in the Professional Services segment.

% of total sales

Customer A	17.82%
Customer B	11.08%
28.9%